PIPE Investments - Put option (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Meritz Call Option
PIPE Investments
Fair value	$ 257
Meritz Call Option | Remaining term | Level 3
PIPE Investments
Put option liabilities, measurement input	2.14
Meritz Put Option | Risk-free interest rate | Level 3
PIPE Investments
Put option liabilities, measurement input	4.25
Meritz Put Option | Expected volatility | Level 3
PIPE Investments
Put option liabilities, measurement input	55.07
Meritz Put Option | Expected dividend yield | Level 3
PIPE Investments
Put option liabilities, measurement input	0